Leases - Schedule of Future Minimum Lease Payment (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Future Minimum Lease Payment [Abstract]
Remainder of 2025	$ 16,403
2026	28,552
2027	26,199
2028	14,635
2029	11,598
Total undiscounted lease payments	97,387
Less imputed interest	(5,925)
Total lease liabilities	$ 91,462	$ 70,318